Label	Element	Value
BARON FIFTH AVENUE GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Baron Fifth Avenue Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment goal of Baron Fifth Avenue Growth Fund (the “Fund”) is capital appreciation through investments primarily in securities of large-sized growth companies.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you would pay if you bought and held shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 29, 2032
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for Fund shareholders. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended September 30, 2021, the Fund’s portfolio turnover rate was 15.87% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.87%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, giving effect to the expense reimbursement agreement described above.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a diversified fund that invests primarily in equity securities in the form of common stock of U.S. large-sized growth companies. The Adviser defines large‑sized companies as those, at the time of purchase, with market capitalizations no smaller than the top 85th percentile by total market capitalization of the Russell 1000 Growth Index at June 30, or companies with market capitalizations above $10 billion, whichever is smaller. The Adviser seeks to invest in businesses it believes have significant opportunities for growth, sustainable competitive advantages, exceptional management, and an attractive valuation.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
General Stock Market.  Fund losses may be incurred due to declines in one or more markets in which Fund investments are made. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). In addition, turbulence caused, among other reasons, by increased inflation, or tightening monetary policy or interest rate increases by the US Federal Reserve or similar international bodies, and reduced liquidity in financial markets may negatively affect many issuers, which could have an adverse effect on your Fund investment. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers worldwide. As a result, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions or other events could have a significant negative impact on global economic and market conditions. The coronavirus disease 2019 (COVID-19) global pandemic and the aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting travel and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, have had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.
Growth Investing.  Growth stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Growth stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, because growth stocks tend to be sensitive to changes in their earnings and to increasing interest rates and inflation, they tend to be more volatile than other types of stocks.
Large-Cap Companies.  Because the Fund invests primarily in large-cap company securities, it may underperform other funds during periods when the Fund’s securities are out of favor.
Technology.  Technology companies, including internet-related and information technology companies, as well as companies propelled by new technologies, may present the risk of rapid change and product obsolescence, and their successes may be difficult to predict for the long term. Some technology companies may be newly formed and have limited operating history and experience. Technology companies may also be adversely affected by changes in governmental policies, competitive pressures and changing demand. The securities of these companies may also experience significant price movements caused by disproportionate investor optimism or pessimism, with little or no basis in the companies’ fundamentals or economic conditions.
Consumer Discretionary Sector Risk.  The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers’ disposable income, consumer preferences, social trends and marketing campaigns.

Risk Lose Money [Text]	rr_RiskLoseMoney	Fund losses may be incurred due to declines in one or more markets in which Fund investments are made.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund (Retail Shares) by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years and since inception compare with those of two broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.BaronFunds.com/performance or by calling 1-800-99BARON (1-800-992-2766).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund (Retail Shares) by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years and since inception compare with those of two broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-99BARON (1-800-992-2766)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.BaronFunds.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 of Each Year (Retail Shares)
Annual Return Caption [Text]	rr_AnnualReturnCaption	Average Annual Total Returns for the periods ended December 31, 2021
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	06/30/20: 37.82%
Worst Quarter:	12/31/18: (16.99)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/21)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but they do not include the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund’s shares in a tax-deferred account (including a 401(k) or IRA or Coverdell account), or to investors that are tax-exempt.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The following table shows the Fund’s Retail Shares’ annual returns and long-term performance (before and after taxes) and the change in value of broad-based market indexes over various periods ended December 31, 2021. The table also shows the average annual returns of the Fund’s Institutional Shares and R6 Shares, but it does not show after-tax returns.
After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but they do not include the impact of state and local taxes.
Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund’s shares in a tax-deferred account (including a 401(k) or IRA or Coverdell account), or to investors that are tax-exempt.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The Russell 1000® Growth Index is an unmanaged index of larger-cap growth companies. The S&P 500 Index is an unmanaged index of larger-cap companies.
BARON FIFTH AVENUE GROWTH FUND | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses After Expense Reimbursements	rr_NetExpensesOverAssets	1.00%	[1]
1	rr_ExpenseExampleYear01	$ 102
3	rr_ExpenseExampleYear03	318
5	rr_ExpenseExampleYear05	552
10	rr_ExpenseExampleYear10	$ 1,225
2012	rr_AnnualReturn2012	20.85%
2013	rr_AnnualReturn2013	35.44%
2014	rr_AnnualReturn2014	8.08%
2015	rr_AnnualReturn2015	6.33%
2016	rr_AnnualReturn2016	(2.06%)
2017	rr_AnnualReturn2017	40.64%
2018	rr_AnnualReturn2018	1.10%
2019	rr_AnnualReturn2019	33.97%
2020	rr_AnnualReturn2020	50.42%
2021	rr_AnnualReturn2021	10.92%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	37.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.99%)
1 year	rr_AverageAnnualReturnYear01	10.92%
5 years	rr_AverageAnnualReturnYear05	26.02%
10 years	rr_AverageAnnualReturnYear10	19.33%
Since Inception	rr_AverageAnnualReturnSinceInception	11.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2004
BARON FIFTH AVENUE GROWTH FUND | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Expense Reimbursements	rr_NetExpensesOverAssets	0.75%	[1]
1	rr_ExpenseExampleYear01	$ 77
3	rr_ExpenseExampleYear03	240
5	rr_ExpenseExampleYear05	417
10	rr_ExpenseExampleYear10	$ 930
1 year	rr_AverageAnnualReturnYear01	11.22%	[3]
5 years	rr_AverageAnnualReturnYear05	26.34%	[3]
10 years	rr_AverageAnnualReturnYear10	19.64%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	11.84%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 29, 2009	[3]
BARON FIFTH AVENUE GROWTH FUND | R6 Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Expense Reimbursements	rr_NetExpensesOverAssets	0.75%	[1]
1	rr_ExpenseExampleYear01	$ 77
3	rr_ExpenseExampleYear03	240
5	rr_ExpenseExampleYear05	417
10	rr_ExpenseExampleYear10	$ 930
1 year	rr_AverageAnnualReturnYear01	11.22%	[3]
5 years	rr_AverageAnnualReturnYear05	26.34%	[3]
10 years	rr_AverageAnnualReturnYear10	19.64%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	11.84%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 29, 2016	[3]
BARON FIFTH AVENUE GROWTH FUND | Return after taxes on distributions | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	10.14%
5 years	rr_AverageAnnualReturnYear05	25.64%
10 years	rr_AverageAnnualReturnYear10	19.15%
Since Inception	rr_AverageAnnualReturnSinceInception	11.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2004
BARON FIFTH AVENUE GROWTH FUND | Return after taxes on distributions and sale of Fund shares | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	7.07%
5 years	rr_AverageAnnualReturnYear05	21.55%
10 years	rr_AverageAnnualReturnYear10	16.71%
Since Inception	rr_AverageAnnualReturnSinceInception	10.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2004
BARON FIFTH AVENUE GROWTH FUND | Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	27.60%
5 years	rr_AverageAnnualReturnYear05	25.32%
10 years	rr_AverageAnnualReturnYear10	19.79%
Since Inception	rr_AverageAnnualReturnSinceInception	12.83%
BARON FIFTH AVENUE GROWTH FUND | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	28.71%
5 years	rr_AverageAnnualReturnYear05	18.47%
10 years	rr_AverageAnnualReturnYear10	16.55%
Since Inception	rr_AverageAnnualReturnSinceInception	10.83%

[1]	BAMCO, Inc. (“BAMCO” or the “Adviser”) has agreed that, pursuant to a contract with an 11-year term terminating on August 29, 2032, it will reimburse certain expenses of the Fund, limiting net annual operating expenses (portfolio transaction costs, interest, dividend, acquired fund fees and expenses and extraordinary expenses are not subject to the operating expense limitation) to 1.00% of average daily net assets of Retail Shares, 0.75% of average daily net assets of Institutional Shares and 0.75% of average daily net assets of R6 shares. Only the Board of Trustees of the Fund may terminate the expense reimbursement agreement prior to its termination date.
[2]	Less than 0.01%.
[3]	Performance for the Institutional Shares prior to May 29, 2009 is based on the performance of the Retail Shares. Performance for the R6 Shares prior to January 29, 2016 is based on the performance of the Institutional Shares, and prior to May 29, 2009 is based on the Retail Shares. The Retail Shares have a distribution fee, but Institutional Shares and R6 Shares do not. If the annual returns for the Institutional Shares and R6 Shares prior to May 29, 2009 did not reflect this fee, the returns would be higher.